PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Argentina 2.9%
MercadoLibre, Inc.*	134,641	$ 89,266,983
Canada 2.7%
Shopify, Inc. (Class A Stock)*	175,231	81,598,067
China 10.8%
Alibaba Group Holding Ltd., ADR*	612,693	126,576,247
Li Ning Co. Ltd.	8,026,935	23,445,939
Meituan Dianping (Class B Stock)*	6,939,290	87,751,241
Wuxi Biologics Cayman, Inc., 144A*	7,134,599	90,469,428
		328,242,855
France 9.9%
Kering SA	102,950	63,078,334
LVMH Moet Hennessy Louis Vuitton SE	254,725	111,121,306
Pernod Ricard SA	248,617	43,155,211
Remy Cointreau SA(a)	216,889	22,909,917
Safran SA	388,220	62,577,870
		302,842,638
Germany 2.2%
adidas AG	216,570	68,490,008
Hong Kong 1.2%
AIA Group Ltd.	3,575,911	35,134,090
Italy 3.3%
Ferrari NV	586,216	99,039,221
Netherlands 7.2%
Adyen NV, 144A*	139,909	128,662,577
ASML Holding NV	324,614	91,155,662
		219,818,239
Switzerland 4.7%
Givaudan SA	21,201	69,801,503
Straumann Holding AG	77,367	73,829,959
		143,631,462

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 2.4%
Experian PLC	2,096,641	$ 72,832,107
United States 51.5%
Alphabet, Inc. (Class A Stock)*	27,753	39,763,943
Amazon.com, Inc.*	90,049	180,883,227
Coupa Software, Inc.*(a)	354,015	57,049,517
DexCom, Inc.*(a)	197,717	47,600,368
Edwards Lifesciences Corp.*	439,363	96,598,349
Exact Sciences Corp.*(a)	464,831	43,359,436
Facebook, Inc. (Class A Stock)*	362,753	73,243,458
Intuitive Surgical, Inc.*	138,668	77,623,573
Lululemon Athletica, Inc.*	329,097	78,782,531
Mastercard, Inc. (Class A Stock)	488,113	154,214,421
Microsoft Corp.	892,943	152,005,687
Netflix, Inc.*	315,088	108,733,718
NIKE, Inc. (Class B Stock)	754,846	72,691,670
PayPal Holdings, Inc.*	327,867	37,340,773
RingCentral, Inc. (Class A Stock)*	326,999	67,224,454
salesforce.com, Inc.*	220,153	40,136,093
Tesla, Inc.*(a)	147,587	96,015,675
Thermo Fisher Scientific, Inc.	210,501	65,926,808
Trade Desk, Inc. (The) (Class A Stock)*(a)	133,153	35,842,125
Twilio, Inc. (Class A Stock)*(a)	385,522	47,935,806
		1,572,971,632

Total Long-Term Investments (cost $2,314,713,723)		3,013,867,302
Short-Term Investments 8.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	93,629,039	93,629,039
PGIM Institutional Money Market Fund (cost $163,767,826; includes $163,438,554 of cash collateral for securities on loan)(b)(w)	163,772,831	163,805,586

Total Short-Term Investments (cost $257,396,865)		257,434,625

TOTAL INVESTMENTS 107.2% (cost $2,572,110,588)		3,271,301,927
Liabilities in excess of other assets (7.2)%		(218,906,346)

Net Assets 100.0%		$ 3,052,395,581

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,546,521; cash collateral of $163,438,554 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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